CONSOLIDATED STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue (Note 15)	$ 216,931	$ 180,839
Cost of revenue (Note 16)	41,295	34,498
Gross profit	175,636	146,341
Operating expenses
General and administrative	32,589	33,788
Sales and marketing	69,518	67,204
Research and development	43,908	35,479
Share-based compensation (Note 13)	7,330	6,049
Foreign exchange (gain) loss	(2,385)	4,390
Depreciation and amortization (Note 6, 7 and 8)	3,384	3,141
Operating expenses	154,344	150,051
Operating income (loss)	21,292	(3,710)
Finance income, net (Note 10)	(2,404)	(8,737)
Other (income) expense, net	(17)	181
Income before income taxes	23,713	4,846
Income tax (recovery) expense (Note 18)	(3,023)	2,006
Net income	26,736	2,840
Item that may be reclassified subsequently to income:
Exchange loss (gain) on translation of foreign operations	3,387	(3,955)
Item not subsequently reclassified to income:
Actuarial (gain) loss (Note 11)	(58)	330
Other comprehensive loss	3,329	(3,625)
Comprehensive income	$ 23,407	$ 6,465
Earnings per share - basic (Note 14) (in dollars per share)	$ 0.88	$ 0.09
Earnings per share - diluted (Note 14) (in dollars per share)	$ 0.86	$ 0.08
Weighted average number of common shares outstanding - basic (Note 14) (in shares)	30,273,036	32,525,229
Weighted average number of common shares outstanding - diluted (Note 14) (in shares)	30,989,537	33,678,624